Note 3. Business Acquisitions: Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
2016	$ 1,023,981	$ 322,189
2017	867,671	268,564
2018	328,196	148,764
2019	114,975	44,440
2020	91,009	36,857
Thereafter	461,968	137,451
Intangible assets, net	2,887,800	958,265	$ 0
Permits, Licenses, and Lease Acquisition Costs
2016	99,832	30,440
2017	82,721	30,440
2018	81,165	30,440
2019	81,165	30,440
2020	81,165	30,440
Thereafter	461,968	137,451
Intangible assets, net	$ 888,016	$ 289,651
Intangible Assets, Weighted Average Useful Life	107 months	114 months
Noncompetition Agreements
2016	$ 37,893	$ 14,000
2017	37,893	14,000
2018	37,892	14,000
2019	33,810	14,000
2020	9,844	6,417
Thereafter	0	0
Intangible assets, net	$ 157,332	$ 62,417
Intangible Assets, Weighted Average Useful Life	50 months	53 months
Non-solicitation Agreements
2016	$ 9,917	$ 14,000
2017	0	6,417
2018	0	0
2019	0	0
2020	0	0
Thereafter	0	0
Intangible assets, net	$ 9,917	$ 20,417
Intangible Assets, Weighted Average Useful Life	9 months	18 months
Customer Relationships
2016	$ 612,964	$ 263,749
2017	552,755	217,707
2018	152,206	104,324
2019	0	0
2020	0	0
Thereafter	0	0
Intangible assets, net	$ 1,317,925	$ 585,780
Intangible Assets, Weighted Average Useful Life	25 months	27 months